Redeemable Noncontrolling Interest (Narrative) (Detail) (ProCables S.A. [Member], Rest Of World [Member])	0 Months Ended
Oct. 01, 2012
Redeemable Noncontrolling Interest [Line Items]
Percentage of interests acquired	60.00%
Percentage of voting interests to be purchased	40.00%
Term after no-transfer period that shareholders' may exercise	36 months
Seller [Member]
Redeemable Noncontrolling Interest [Line Items]
Noncontrolling interest, ownership percentage	40.00%
Ownership percentage by parent	40.00%